Schedule of Investments (unaudited) December 31, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	46,716	$1,117,501
Tabcorp Holdings Ltd.	162,275	488,356
Wesfarmers Ltd.	82,538	3,209,999

		4,815,856

Brazil — 0.2%
Magazine Luiza SA	190,729	916,154

Canada — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	4,171	547,828
Dollarama Inc.	21,213	863,839
Gildan Activewear Inc.	14,579	407,274
Magna International Inc.	19,876	1,405,829
Restaurant Brands International Inc.	22,038	1,346,325

		4,571,095

Chile — 0.1%
Falabella SA	52,542	194,490

China — 3.0%
Meituan, Class B(a)	304,400	11,565,382

Denmark — 0.2%
Pandora A/S	7,351	822,887

France — 7.1%
Accor SA(a)	13,401	485,345
Cie. Generale des Etablissements Michelin SCA	12,956	1,663,700
EssilorLuxottica SA	21,743	3,393,295
Hermes International	2,539	2,732,559
Kering SA	5,424	3,944,756
LVMH Moet Hennessy Louis Vuitton SE	19,504	12,192,178
Peugeot SA(a)(b)	46,664	1,277,232
Renault SA(a)	15,307	669,745
Sodexo SA	6,163	521,970
Valeo SA	17,705	699,280

		27,580,060

Germany — 4.3%
adidas AG(a)	13,442	4,899,549
Bayerische Motoren Werke AG	23,078	2,039,565
Continental AG	7,901	1,172,156
Daimler AG, Registered	60,837	4,301,720
Delivery Hero SE(a)(c)	10,500	1,631,604
Puma SE(a)	6,750	762,137
Volkswagen AG	2,218	461,623
Zalando SE(a)(c)	12,025	1,339,783

		16,608,137

Hong Kong — 0.3%
Galaxy Entertainment Group Ltd.	155,000	1,204,402

Ireland — 0.6%
Flutter Entertainment PLC(a)	10,348	2,113,170

Italy — 0.8%
Ferrari NV	9,358	2,160,039
Moncler SpA(a)	14,575	894,158

		3,054,197

Japan — 13.8%
Aisin Seiki Co. Ltd.	13,200	395,700
Bandai Namco Holdings Inc.	16,300	1,409,209
Bridgestone Corp.	44,700	1,465,105

Security	Shares	Value

Japan (continued)
Denso Corp.	37,700	$2,239,835
Fast Retailing Co. Ltd.	4,700	4,209,492
Honda Motor Co. Ltd.	125,043	3,485,023
Isuzu Motors Ltd.	46,000	436,631
Koito Manufacturing Co. Ltd.	9,400	639,140
Nissan Motor Co. Ltd.(a)	175,200	950,283
Nitori Holdings Co. Ltd.	6,300	1,319,250
Oriental Land Co. Ltd.	16,500	2,723,231
Pan Pacific International Holdings Corp.	44,100	1,020,009
Panasonic Corp.	169,800	1,957,934
Rakuten Inc.(a)	60,000	577,655
Sekisui House Ltd.	47,300	962,081
Shimano Inc.	6,200	1,446,336
Sony Corp.	91,900	9,154,841
Subaru Corp.	44,788	894,719
Sumitomo Electric Industries Ltd.	57,300	758,395
Suzuki Motor Corp.	35,600	1,648,886
Toyota Industries Corp.	15,200	1,205,753
Toyota Motor Corp.	185,500	14,296,320
Yamaha Motor Co. Ltd.	20,913	426,180

		53,622,008

Netherlands — 1.0%
Just Eat Takeaway.com NV(a)(c)	5,850	661,378
Prosus NV	30,740	3,323,389

		3,984,767

South Korea — 0.6%
Hyundai Mobis Co. Ltd.	4,602	1,082,400
Hyundai Motor Co.(a)	10	1,767
Hyundai Motor Co., GDR(b)	12,849	1,135,510

		2,219,677

Spain — 0.7%
Industria de Diseno Textil SA	81,774	2,605,421

Sweden — 0.7%
Electrolux AB, Series B	18,261	425,476
Evolution Gaming Group AB(c)	11,784	1,197,835
Hennes & Mauritz AB, Class B(a)(b)	55,711	1,166,787

		2,790,098

Switzerland — 1.1%
Cie. Financiere Richemont SA, Class A, Registered	38,311	3,470,722
Swatch Group AG (The), Bearer	2,085	569,633
Swatch Group AG (The), Registered	4,119	217,891

		4,258,246

United Kingdom — 3.9%
Aptiv PLC	19,676	2,563,586
Barratt Developments PLC(a)	74,750	684,602
Berkeley Group Holdings PLC	9,185	595,379
Burberry Group PLC(a)	29,082	711,391
Compass Group PLC	130,166	2,425,190
Entain PLC(a)	42,969	665,778
Fiat Chrysler Automobiles NV(a)	80,870	1,450,585
InterContinental Hotels Group PLC(a)	13,802	884,845
Kingfisher PLC(a)	155,151	573,474
Marks & Spencer Group PLC(a)	139,333	259,599
Next PLC(a)	9,779	947,214
Ocado Group PLC(a)	43,864	1,371,282
Persimmon PLC	23,391	884,729
Taylor Wimpey PLC(a)	268,025	607,452

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC(a)	14,824	$628,173

		15,253,279

United States — 57.8%
Advance Auto Parts Inc.	4,889	770,066
Amazon.com Inc.(a)	11,993	39,060,361
AutoZone Inc.(a)	1,689	2,002,208
Best Buy Co. Inc.	16,906	1,687,050
Booking Holdings Inc.(a)	2,985	6,648,401
BorgWarner Inc.	17,973	694,477
CarMax Inc.(a)	12,055	1,138,715
Carnival Corp.	53,765	1,164,550
Chipotle Mexican Grill Inc.(a)	2,030	2,815,021
Darden Restaurants Inc.	9,564	1,139,264
Dollar General Corp.	17,862	3,756,379
Dollar Tree Inc.(a)	17,106	1,848,132
Domino’s Pizza Inc.	2,879	1,103,981
DR Horton Inc.	24,329	1,676,755
eBay Inc.	47,705	2,397,176
Etsy Inc.(a)(b)	9,250	1,645,667
Expedia Group Inc.	9,964	1,319,234
Ford Motor Co.	284,885	2,504,139
Gap Inc. (The)	15,070	304,263
Garmin Ltd.	10,790	1,291,131
General Motors Co.	91,828	3,823,718
Genuine Parts Co.	10,433	1,047,786
Hanesbrands Inc.	25,705	374,779
Hasbro Inc.	9,201	860,662
Hilton Worldwide Holdings Inc.	20,179	2,245,116
Home Depot Inc. (The)	63,085	16,756,638
L Brands Inc.	17,206	639,891
Las Vegas Sands Corp.	23,821	1,419,732
Leggett & Platt Inc.	9,757	432,235
Lennar Corp., Class A	19,973	1,522,542
LKQ Corp.(a)	20,600	725,944
Lowe’s Companies Inc.	53,419	8,574,284
Marriott International Inc./MD, Class A	19,389	2,557,797
McDonald’s Corp.	54,323	11,656,629
MGM Resorts International	29,562	931,499
Mohawk Industries Inc.(a)	4,400	620,180
Newell Brands Inc.	27,809	590,385
Nike Inc., Class B	91,482	12,941,959
Norwegian Cruise Line Holdings Ltd.(a)	23,068	586,619
NVR Inc.(a)	252	1,028,125
O’Reilly Automotive Inc.(a)	5,307	2,401,789
Pool Corp.(b)	2,905	1,082,112
PulteGroup Inc.	19,708	849,809
PVH Corp.	5,253	493,204
Ralph Lauren Corp.	3,464	359,355
Ross Stores Inc.	25,955	3,187,534
Royal Caribbean Cruises Ltd.	13,444	1,004,132
Starbucks Corp.	85,569	9,154,172
Tapestry Inc.	20,405	634,187
Target Corp.	36,509	6,444,934
Tesla Inc.(a)	54,546	38,491,476

Security	Shares	Value

United States (continued)
Tiffany & Co.	7,819	$1,027,808
TJX Companies Inc. (The)	87,532	5,977,560
Tractor Supply Co.	8,556	1,202,802
Ulta Beauty Inc.(a)	4,119	1,182,812
Under Armour Inc., Class A(a)	12,716	218,334
Under Armour Inc., Class C, NVS(a)	14,188	211,117
VF Corp.	23,314	1,991,249
Whirlpool Corp.	4,513	814,551
Wynn Resorts Ltd.	7,118	803,124
Yum! Brands Inc.	21,991	2,387,343

		224,222,894

Total Common Stocks — 98.6% (Cost: $317,444,220)		382,402,220

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,145	279,953
Porsche Automobil Holding SE, Preference Shares, NVS	11,280	778,413
Volkswagen AG, Preference Shares, NVS	13,453	2,508,897

		3,567,263

South Korea — 0.3%
Hyundai Motor Co., Preference Shares, GDR(b)(d)	26,919	1,100,987

Total Preferred Stocks — 1.2% (Cost: $4,926,941)		4,668,250

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(e)(f)(g)	3,379,824	3,381,852
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	160,000	160,000

		3,541,852

Total Short-Term Investments — 0.9% (Cost: $3,540,980)		3,541,852

Total Investments in Securities — 100.7% (Cost: $325,912,141)		390,612,322

Other Assets, Less Liabilities — (0.7)%		(2,726,512)

Net Assets — 100.0%		$387,885,810

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,983,243	$396,908	(a)	$—		$1,719	$(18)	$3,381,852	3,379,824	$20,791	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—		(50,000	)(a)	—	—	160,000	160,000	287		—

						$1,719	$(18)	$3,541,852		$21,078		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	03/19/21	$261	$4,236
S&P Consumer Discretionary Select Sector E-Mini Index	3	03/19/21	487	7,303

				$11,539

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$381,266,710	$1,135,510	$—	$382,402,220
Preferred Stocks	4,668,250	—	—	4,668,250
Money Market Funds	3,541,852	—	—	3,541,852

	$389,476,812	$1,135,510	$—	$390,612,322

Derivative financial instruments(a)
Assets
Futures Contracts	$11,539	$—	$—	$11,539

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

3